NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Details Narrative)	Jun. 30, 2022	Dec. 31, 2021
Vinco Ventures Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity method investment, ownership percentage	100.00%	100.00%
CW Machines LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity method investment, ownership percentage	51.00%	51.00%
Majority Voting Interest [Member] | Vinco Ventures Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity method investment, ownership percentage	100.00%
Majority Voting Interest [Member] | Ferguson Containers Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity method investment, ownership percentage	100.00%
Majority Voting Interest [Member] | CW Machines LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity method investment, ownership percentage	51.00%